Issued Capital and Reserves	12 Months Ended
Dec. 31, 2022
Issued Capital and Reserves [Abstract]
ISSUED CAPITAL AND RESERVES

19 ISSUED CAPITAL AND RESERVES

On February 3, 2022 (“The Closing Date”) The Group consummated the Business Combination with Vistas Media Acquisition Group (“VMAC” or the “SPAC”), where VMAC merged through multiple transactions with a wholly-owned subsidiary of Anghami Inc.

As a result of the reverse recapitalization and consummation of the Business Combination, Anghami Inc. authorized the issuance of 7,768,964 shares upon Reverse Recapitalization.

Pursuant to the terms of the business combination agreement, at the closing date, among other things, each shareholder of Anghami’s outstanding common shares class A, common shares Class B and common Shares Class C all received approximately 197.3057 shares of new Anghami’s ordinary shares.

In addition, pursuant to the terms of the business combination agreement, at the closing date, each outstanding Vista Media Acquisition Warrant were automatically assumed and converted into a new Warrant to acquire new Anghami’s Common Share A, subject to the same terms and conditions (including exercisability terms) as were applicable to the corresponding former Vista Media Acquisitions Warrants.

On February 3, 2022, the Group converted into equity by issuance of 96,483 Class B Preferred Shares of Anghami the convertible note agreement signed with MEVP for funds amounting to USD 650,000 maturing on May 31, 2021 and is subject to an interest rate of 9% per annum, which has been extended at the discretion of MEVP. On August 31, 2021 the convertible note has been extended to May 31, 2022 where Anghami has obtained a waiver on the accrual of interest for the extension period.

On February 3, 2022, the Group converted into equity by issuance of 693,332 Class B Preferred Shares of Anghami the convertible note agreement and an ancillary conversion undertaking agreement with Alkonost Investment Ltd. For funds amounting to USD 5,000,000 maturing May 2022. The convertible note was subject to a profit rate of 12% per annum and for which the Group has obtained a waiver for the interest which was accrued up to August 2021.

Following the closing of the Business Combination, the Group had 25,768,967 ordinary shares issued and outstanding, 10,947,800 warrants to purchase ordinary shares at an exercise price of USD 11.50 per share issued and outstanding and 500,000 warrants to purchase ordinary shares at an exercise price of USD 12.00 per share issued and outstanding.

After the completion of the Business combination, 575,000 private warrants have been exercised on cashless basis against the issuance of 236,687 class A ordinary shares.

Pursuant to the completion of the business combination, the Group has recasted certain financial information presented to reflect certain changes in the equity structure and the effect of the Conversion Ratio that are being applied retrospectively. Specifically, the Group has recast its financial numbers to reflect the change in number of shares authorized, issued and outstanding post conversion in line with the Conversion Ratio in the Equity disclosure, allocation between share capital and share premium, and its related impact on the Loss Per Share calculation and Convertible notes, working capital loans and warrants.

The Group has retroactively adjusted the shares issued and outstanding prior to February 3, 2022, to give effect to the exchange of Anghami’s shares for Anghami Inc.’s shares pursuant to the Business Combination agreement.

	As of December 31, 2022
	Number of authorized shares	Number of share outstanding

Ordinary shares	2,150,000,000	26,005,654
Preference shares	5,000,000	-
	2,155,000,000	26,005,654

	As of December 31, 2021
	Number of authorized shares	Number of share outstanding
	(recast)	(recast)

Class A Ordinary Shares	39,461,140	5,070,165
Class B Preferred Shares	39,461,140	11,039,452
Class C Ordinary Shares	19,730,570	1,100,571
	98,652,850	17,210,188

The movement of ordinary shares and share premium during the year is as follows:

	Number of	Share Capital	Share premium
	Shares	USD	USD

Opening balance as of January 1, 2022 (recast)	17,210,188	1,721	32,109,245
Issuance of ordinary shares upon reverse recapitalization	7,478,964	748	73,392,243
Share based payment for service providers	290,000	29	2,899,971
Conversion of convertible notes and working capital loans into common stock	789,815	79	7,738,105
Issuance of shares upon cashless exercise of warrants	236,687	24	365,676
Ending ordinary shares as of December 31,	26,005,654	2,601	116,505,240

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees (including key management personnel, as part of their remuneration) and service provider. Refer to Note 20 for further details of these plans.